SCHEDULE OF GOODWILL (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,118,038	$ 1,118,038
Less: accumulated impairment losses	(1,118,038)
Total		$ 1,118,038